Debt Instruments Issued and Other Financial Liabilities - Schedule of Maturities for Senior Bonds (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,204,856	$ 6,408,356
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	5,092,979	5,289,084
Senior bond [member] | 1 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	321,678	643,621
Senior bond [member] | Due within 1 and 2 Year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	486,427	323,921
Senior bond [member] | 2 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	309,111	608,342
Senior bond [member] | 3 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	589,699	282,882
Senior bond [member] | 4 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	592,851	478,634
Senior bond [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 2,793,213	$ 2,951,684